RESERVE FOR LOSSES AND LAE - Schedule of Average Annual Percentage Payout Incurred Loss by Age, Net of Reinsurance (Details)	Dec. 31, 2025
Reinsurance Treaty | Casualty Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year one	9.20%
Year two	6.20%
Year three	10.30%
Year four	11.00%
Year five	11.30%
Year six	10.70%
Year seven	9.30%
Year eight	8.00%
Year nine	7.20%
Year ten	6.50%
Reinsurance Treaty | Property Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year one	25.30%
Year two	30.80%
Year three	17.30%
Year four	9.50%
Year five	5.80%
Year six	3.30%
Year seven	2.40%
Year eight	2.20%
Year nine	1.30%
Year ten	0.30%
Global Wholesale & Specialty | Casualty Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year one	4.80%
Year two	13.60%
Year three	14.50%
Year four	15.70%
Year five	13.10%
Year six	12.30%
Year seven	6.20%
Year eight	4.40%
Year nine	2.00%
Year ten	2.70%
Global Wholesale & Specialty | Property Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year one	61.50%
Year two	24.80%
Year three	4.90%
Year four	4.10%
Year five	2.60%
Year six	1.30%
Year seven	0.60%
Year eight	0.20%
Year nine	0.00%
Year ten	0.00%
Global Wholesale & Specialty | Facultative Casualty Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year one	4.00%
Year two	6.30%
Year three	11.50%
Year four	15.40%
Year five	15.60%
Year six	12.00%
Year seven	9.70%
Year eight	7.70%
Year nine	4.10%
Year ten	1.40%
Global Wholesale & Specialty | Facultative Property Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year one	16.00%
Year two	21.30%
Year three	21.40%
Year four	13.80%
Year five	10.10%
Year six	5.20%
Year seven	3.20%
Year eight	2.00%
Year nine	2.00%
Year ten	2.30%
Legacy Segment | Casualty Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year one	5.70%
Year two	12.70%
Year three	15.40%
Year four	14.40%
Year five	14.00%
Year six	12.50%
Year seven	7.20%
Year eight	5.20%
Year nine	2.50%
Year ten	1.80%
Legacy Segment | Property Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year one	33.50%
Year two	40.40%
Year three	13.30%
Year four	6.00%
Year five	2.20%
Year six	1.70%
Year seven	1.00%
Year eight	1.50%
Year nine	0.40%
Year ten	0.00%